Cash and Cash Equivalents - Schedule of Balances included under Cash and Cash Equivalents (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and deposits in banks
Cash	$ 275,172	$ 294,474
Deposits in the Central Bank of Chile	1,284,810	1,173,548
Deposits in local banks	20,744	12,942
Deposits in foreign banks	1,478,026	1,992,428
Subtotals cash and deposits in banks	3,058,752	3,473,392	$ 3,089,072
Cash items in process of collection, net	38,037	14,138
Highly liquid financial instruments	1,927,284	1,347,463
Investments under resale agreements	162,774	539,227
Totals cash and cash equivalents	$ 5,186,847	$ 5,374,220	$ 4,506,256	$ 1,447,939